BANK OVERDRAFT	12 Months Ended
Sep. 30, 2025
Bank Overdraft
BANK OVERDRAFT

8. BANK OVERDRAFT

The Company has the use of a bank overdraft facility during the year ended September 30, 2025. The bank overdraft limit is $1,153,846 (HK$9,000,000), and interest is charged at Hong Kong Interbank Offered Rate (“HIBOR”) or Best Lending Rate (“BLR”) per annum whichever is higher.

As of September 30, 2024 and 2025, the outstanding balances under the facility were US$591,207 and US$717,306 respectively. During the years ended September 30, 2023, 2024 and 2025, interest expense related to the bank overdraft was US$11,778, US$25,237 and US$20,460 respectively.